Statements of Net Assets Available for Benefits - EBP 010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value
Investments at fair value	$ 2,395,545,016	$ 2,051,994,449
Receivables
Notes receivable from participants	33,803,354	32,206,946
Employer contributions	13,896,448	15,590,809
Other receivables	0	507,354
Total receivables	47,699,802	48,305,109
Net assets available for benefits	2,443,244,818	2,100,299,558
Registered investment companies
Investments at fair value
Investments at fair value	105,677,096	67,491,333
Common collective trust funds
Investments at fair value
Investments at fair value	517,922,365	514,081,762
Commingled funds
Investments at fair value
Investments at fair value	1,661,018,168	1,389,307,804
Common stock fund
Investments at fair value
Investments at fair value	$ 110,927,387	$ 81,113,550